Share-based Compensation - Share options, June 2008 scheme (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2018 item shares	Sep. 30, 2017 item $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Share Options
Maximum percentage of ordinary shares in issue upon exercise of all outstanding options granted and yet to be exercised			30.00%	30.00%
Recognized share-based compensation			$ 2,034	¥ 13,989	¥ 20,852	¥ 1,890
Number of Options, Granted			3,719,500	3,719,500	7,255,000	9,991,964
June 2008 Scheme | Non employee
Share Options
Share options, expiration period		10 years
Award vesting period		4 years
Number of Options, Granted		1,720,000
Number of non employees | item		1
Grant date fair value of options granted (US$ per share) | $ / shares		$ 0.4648
June 2018 Scheme
Share Options
Maximum percentage of the ordinary shares in issue on effective date of option scheme ("Limit")			10.00%	10.00%
Maximum percentage of ordinary shares in issue on effective date of limit as refreshed (Refreshed "Limit")			10.00%	10.00%
Share options, expiration period			10 years	10 years
Award vesting period			4 years	4 years
June 2018 Scheme | Non employee
Share Options
Share options, expiration period	10 years
Award vesting period	4 years
Number of Options, Granted	3,314,500
Number of non employees | item	2
June 2008 Scheme, Plan Modification
Share Options
Vesting period added			12 months	12 months
Recognized share-based compensation			$ 200	¥ 1,300	¥ 5,900	¥ 2,700
June 2008 Scheme, Plan Modification | Class A ordinary shares
Share Options
Number of Ordinary Shares Affected			21,011,951	21,011,951
New Exercise Price | $ / shares			$ 0.4823
June 2008 Scheme, Plan Modification | ADS
Share Options
New Exercise Price | $ / shares			$ 3.8587